Registration Nos. 033-54662; 811-05006

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 41

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 32

Penn Mutual Variable Life Account I

(Exact name of trust)

THE PENN MUTUAL LIFE INSURANCE COMPANY

(Name of depositor)

600 Dresher Road

Horsham, Pennsylvania 19044

(Complete address of depositor’s principal executive offices)

Kevin T. Reynolds

Senior Vice President and Chief Legal Officer

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

(Name and complete address of agent for service)

Copy to:

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On October 21, 2019 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

It is proposed that this filing will become effective:

If appropriate, check the following box:

☒

This post-effective amendment designates a new effective date for a previously filed post-effective amendment. This Post-Effective Amendment No. 41 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate October 21, 2019 as the new effective date for Post-Effective Amendment No. 39 filed pursuant to Rule 485(a) under the Securities Act on July 17, 2019.

Penn Mutual Variable Life Account I

Contents of Registration Statement

EXPLANATORY NOTE

This Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A for Penn Mutual Variable Life Account I (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until October 21, 2019, the effectiveness of Post-Effective Amendment No. 39 (“PEA No. 39”), which was filed with the Commission via EDGAR Accession No. on July 17, 2019, pursuant to paragraph (a) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 41 by means of this filing, Parts A, B and C of PEA No. 39 are incorporated herein by reference.

Contents of Registration Statement

Part A – Prospectus

Diversified Advantage VUL Prospectus - Incorporated by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on July 17, 2019 (EDGAR Accession No. 0001193125-19-195658) (“PEA 39”).

Part B - Statement of Additional Information

Statement of Additional Information of Diversified Advantage VUL – Incorporated by reference to PEA 39.

Part C - Other Information

The Part C is incorporated herein by reference to Part C of PEA No. 39.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 41 to the Registration Statement on Form N-6 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania on this 15th day of October, 2019.

PENN MUTUAL VARIABLE LIFE ACCOUNT I (Registrant)

By:	THE PENN MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ Eileen C. McDonnell
Eileen C. McDonnell
Chairman and Chief Executive Officer

As required by the 1933 Act, this Post-Effective Amendment No. 41 to the Registration Statement on Form N-6 has been signed below by the following persons, in the capacities indicated, on the 15th day of October, 2019.

Signature	Title

/s/ Eileen C. McDonnell	Chairman and Chief Executive Officer
Eileen C. McDonnell

/s/ David M. O’Malley	President, Chief Operating Officer and Trustee
David M. O’Malley

*ROBERT E. CHAPPELL	Trustee

*GERARD P. CUDDY	Trustee

*WILLIAM C. GOINGS	Trustee

*CAROL J. JOHNSON	Trustee

*CHARISSE R. LILLIE	Trustee

*HELEN P. PUDLIN	Trustee

*ROBERT H. ROCK	Trustee

*ANTHONY M SANTOMERO	Trustee

*SUSAN D. WARING	Trustee

*JAMES S. HUNT	Trustee

*By: /s/ Eileen C. McDonnell
Eileen C. McDonnell, attorney-in-fact

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